INVENTORIES - Schedule of gross inventories (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventory Disclosure [Line Items]
Net inventories	$ 1,896.7	$ 1,622.1
Gross inventories
Schedule of Inventory Disclosure [Line Items]
Net inventories	1,961.1	1,663.9
Net realizable value valuation provision
Schedule of Inventory Disclosure [Line Items]
Net inventories	$ (64.4)	$ (41.8)